Risk Management Activities (Tables)	12 Months Ended
Jun. 30, 2011
Risk Management Activities (Tables) [Abstract]
Summary of Fair Value of Derivative Instruments

June 30,	2010

Derivatives designated as hedging instruments:
Cross-currency swap	$8,728
Interest rate swap	316

Total derivatives designated as hedging instruments	9,044

Derivative not designated as a hedging instrument — cross-currency swap	2,182

Total Derivatives	$11,226

Summary of effective Derivative Instruments on Income and Other Comprehensive Income

				Amount of Loss Reclassified from
Derivatives in Cash Flow	Amount of Gain (Loss) Recognized in OCI			Accumulated OCI into Income (Effective
Hedging Relationships	on Derivatives (Effective Portion)			Portion), Included in Interest Expense
	2011	2010	2009	2011	2010	2009

Cross-currency swap		$(2,039)	$3,790
Interest rate swap		(343)	(1,381)	$(316)	$(1,408)	$(701)

Total		$(2,382)	$2,409	$(316)	$(1,408)	$(701)

Derivative Not	Amount of Gain (Loss) Recognized on
Designated	Derivative, Included in Other (Income)
as Hedging Instrument	Expense, net
	2011	2010	2009

Cross-currency swap	$(368)	$(510)	$947